T. ROWE PRICE Communications & Technology Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.2%
FINANCIAL SERVICES 3.7%
Other Financial Services 0.5%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $67,333 (1)(2)(3) 12,002,332 64,693
64,693
Payments 3.2%
Mastercard, Class A  375,200 130,449
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $8,203 (1)(2)(3) 32,222 9,532
PayPal Holdings (2) 687,200 178,816
Square, Class A (2) 212,800 51,038
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (1)(2)(3) 196,898 9,800
379,635
Total Financial Services 444,328
HARDWARE 1.8%
Consumer Electronics 1.8%
Apple  901,000 127,492
Peloton Interactive, Class A (2) 335,200 29,179
Roku (2) 185,100 58,001
Total Hardware 214,672
INDUSTRIALS 0.0%
Transportation Technology Services 0.0%
DiDi Global, Acquisition Date: 10/19/15, Cost $3,572 (2)(3) 130,241 3,855
Total Industrials 3,855
INTERNET 38.8%
China Internet Media/Advertising 1.3%
Tencent Holdings (HKD)  2,720,200 162,393
162,393
China Internet Retail 1.0%
Alibaba Group Holding, ADR (2) 779,920 115,467
115,467
Rest of World Internet Media/Advertising 3.8%
Sea, ADR (2) 1,416,493 451,479
451,479
Rest of World Internet Retail 0.6%
Coupang, Class A (2) 778,036 21,668
Farfetch, Class A (2) 1,457,200 54,616
76,284

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest of World Internet Services 0.3%
Trainline (GBP) (2) 7,264,495 34,269
34,269
U.S. Internet Media/Advertising 16.6%
Alphabet, Class A (2) 47,950 128,195
Alphabet, Class C (2) 293,303 781,743
DoubleVerify Holdings (2) 219,383 7,494
Facebook, Class A (2) 2,056,500 697,956
Pinterest, Class A (2) 1,293,136 65,885
Snap, Class A (2) 4,257,083 314,471
1,995,744
U.S. Internet Retail 10.2%
Amazon.com (2) 330,700 1,086,363
Carvana (2)(4) 478,397 144,256
1,230,619
U.S. Internet Services 5.0%
Airbnb, Class A (2) 369,592 61,999
Booking Holdings (2) 104,472 248,003
Canva, Acquisition Date: 8/16/21, Cost $9,956 (1)(2)(3) 5,842 9,956
DoorDash, Class A (2) 634,323 130,658
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 600
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $4,000 (1)(2)(3) 86,339 10,792
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $209 (1)
(2)(3) 4,511 564
Match Group (2) 638,678 100,266
Redfin (2) 657,781 32,955
595,793
Total Internet 4,662,048
IT SERVICES 1.9%
Data Centers 1.2%
Equinix, REIT  190,256 150,327
150,327
IT Services 0.7%
VeriSign (2) 407,300 83,501
83,501
Total IT Services 233,828
MEDIA & ENTERTAINMENT 9.5%
Direct-to-Consumer Subscription Services 5.5%
Netflix (2) 859,280 524,453

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Spotify Technology (2) 587,500 132,387
656,840
Diversified Media 2.2%
Universal Music Group (EUR) (2) 1,559,360 41,752
Walt Disney (2) 1,005,410 170,085
Warner Music Group, Class A  1,208,631 51,657
263,494
Live Entertainment 1.5%
Liberty Media-Liberty Formula One, Class C (2) 1,629,400 83,767
Live Nation Entertainment (2) 1,091,107 99,433
183,200
Video Gaming 0.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $26,619 (1)(2)(3) 37,263 35,832
35,832
Total Media & Entertainment 1,139,366
SEMICONDUCTORS 1.6%
Processors 1.6%
NVIDIA  946,000 195,973
Total Semiconductors 195,973
SOFTWARE 21.5%
Back-Office Applications Software 4.8%
Bill.com Holdings (2) 528,726 141,143
Ceridian HCM Holding (2) 536,394 60,409
Coupa Software (2) 619,493 135,781
Paycom Software (2) 404,700 200,630
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $241 (1)(2)(3) 240,776 217
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $34 (1)(2)(3) 34,397 33
Workday, Class A (2) 153,744 38,419
576,632
Collaboration and Productivity Software 7.9%
Atlassian, Class A (2) 1,042,699 408,133
ServiceNow (2) 626,592 389,909
UiPath, Class A (2) 1,185,962 62,394
Vimeo (2) 184,226 5,411
Zoom Video Communications, Class A (2) 323,070 84,483
950,330
Front-Office Applications Software 1.9%
salesforce.com (2) 854,300 231,703
231,703

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Industry-Specific Software 2.9%
nCino (2) 685,157 48,667
Shopify, Class A (2) 146,017 197,967
Toast, Class A (2)(4)(5) 75,009 3,746
Toast, Class B, Acquisition Date: 6/27/18 - 2/14/20,
Cost $8,457 (2)(3)(5) 2,105,175 99,896
350,276
Infrastructure and Developer Tool Software 3.8%
Datadog, Class A (2) 356,899 50,448
Microsoft  1,229,300 346,564
Snowflake, Class A (2) 68,545 20,730
Twilio, Class A (2) 115,250 36,770
454,512
Security Software 0.2%
Clear Secure, Class A (2) 173,524 7,123
SentinelOne, Class A (2) 301,845 16,170
23,293
Total Software 2,586,746
TELECOM SERVICES 19.4%
Towers 8.5%
American Tower, REIT  1,147,300 304,505
Cellnex Telecom (EUR) (4) 1,785,305 110,123
Crown Castle International, REIT  1,255,667 217,632
Helios Towers (GBP) (2)(4) 18,559,030 45,161
Sarana Menara Nusantara (IDR)  411,976,500 37,970
SBA Communications, REIT  915,600 302,670
1,018,061
U.S. Cable/Satellite 6.7%
Charter Communications, Class A (2) 643,809 468,410
Comcast, Class A  6,079,600 340,032
808,442
U.S. Wireless 4.2%
T-Mobile U.S. (2) 3,597,219 459,581
Verizon Communications  951,876 51,411
510,992
Total Telecom Services 2,337,495
Total Common Stocks (Cost $4,276,033) 11,818,311

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 1.2%
INDUSTRIALS 0.3%
Transportation Technology Services 0.3%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $12,597 (2)(3) 1,363,230 26,413
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)(2)
(3) 127,117 11,660
Total Industrials 38,073
INTERNET 0.6%
China Internet Media/Advertising 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $12,010 (1)
(2)(3) 243,670 30,595
30,595
U.S. Internet Services 0.3%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)(3) 616,504 7,501
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 1,799
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $8,509 (1)(2)(3) 176,934 22,117
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $4,108 (1)(2)(3) 32,863 4,108
35,525
Total Internet 66,120
SOFTWARE 0.3%
Front-Office Applications Software 0.1%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712 (1)(2)(3) 906,055 13,071
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727 (1)(2)(3) 82,725 1,194
Seismic Software, Series G, Acquisition Date: 8/9/21,
Cost $880 (1)(2)(3) 61,023 880
15,145
Infrastructure and Developer Tool Software 0.2%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (1)(2)
(3) 30,162 6,649
Databricks, Series H, Acquisition Date: 8/31/21, Cost $16,290 (1)
(2)(3) 73,893 16,290
22,939
Total Software 38,084
Total Convertible Preferred Stocks (Cost $88,799) 142,277

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 0.05% (5)(6) 79,857,234 79,857
Total Short-Term Investments (Cost $79,857) 79,857
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.07% (5)(6) 90,876 909
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 909
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (5)(6) 2,578,211 25,782
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 25,782
Total Securities Lending Collateral (Cost $26,691) 26,691
Total Investments in Securities 100.3%
(Cost $4,471,380) $ 12,067,136
Other Assets Less Liabilities (0.3)% (37,933)
Net Assets 100.0% $ 12,029,203
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $388,047 and represents 3.2% of net assets.
(4) All or a portion of this security is on loan at September 30, 2021.
(5) Affiliated Companies
(6) Seven-day yield

T. ROWE PRICE Communications & Technology Fund

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ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Toast, Class A  $ — $ 745 $ —
Toast, Class B  — 59,898 —
T. Rowe Price Treasury Reserve Fund, 0.05% — — 9
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ 60,643 $ 9 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Toast, Class A  $ — $ 3,001 $ — $ 3,746
Toast, Class B  * — — 99,896
T. Rowe Price Treasury Reserve
Fund, 0.05% 67,253 ¤ ¤ 79,857
T. Rowe Price Short-Term Fund,
0.07% 59,468 ¤ ¤ 26,691
Total $ 210,190 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $118,006.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Communications & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Communications & Technology Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Communications & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $(2,483,000) for the period ended September 30, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
F121-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,140,873 $ 535,419 $ 142,019 $ 11,818,311
Convertible Preferred Stocks — 26,413 115,864 142,277
Short-Term Investments 79,857 — — 79,857
Securities Lending Collateral 26,691 — — 26,691
Total $ 11,247,421 $ 561,832 $ 257,883 $ 12,067,136
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
9/30/21
Investment in
Securities
Common Stocks $ 137,680 $ (23,927) $ 32,957 $ (4,691) $ — $ 142,019
Convertible Preferred
Stocks 172,793 (17,629) 26,628 (39,131) (26,797) 115,864
Total $ 310,473 $ (41,556) $ 59,585 $ (43,822) $ (26,797) $ 257,883